LONG-TERM PAYABLES (Details 1)	Dec. 31, 2017 CNY (¥)
2017	¥ 253,950,938
2018	253,950,938
2019	192,004,684
2021	124,790,399
Total minimum lease payments	824,696,959
Less: Amount representing interest	(58,828,954)
Present value of net minimum lease payments	765,868,005
Current portion	227,457,961
Non-current portion	¥ 538,410,044